Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Absract]
Related Party Transactions

12. Related Party Transactions

As of and for the years ended December 31, 2024 and 2023, there have been numerous (i) cash advances to Mr. Son I Tam by the Operating Entity, Epsium HK or Epsium BVI or (ii) loans from Mr. Tam, or payment to third parties by Mr. Tam on behalf of, the Operating Entity, Epsium HK or Epsium BVI.  These transactions have been conducted without contracts, and they have been interest-free with no repayment terms. The Company is currently in the process of settling all accounts receivable and the outstanding loan to Mr. Tam. In November 2023, all loans extended to Mr. Tam were fully paid off. These transactions are summarized as follows:

2024 Transactions

During 2024, cash advancements were made to Mr. Tam by the Operating Entity, with amounts ranging between US$81 and US$128,358. During the same period, the Company paid off $276,102 owned to Mr. Tam. During the same period, Mr. Tam made loans, or payments to third parties on behalf of, the Operating Entity, Epsium HK or Epsium BVI, with amounts ranging between US$38,507 and US$359,403 and the total receipts of US$628,956 owed to Mr. Tam.  As of December 31, 2024, the net amount owed to Mr. Tam by the Operating Entity, Epsium HK and Epsium BVI is US$363,066.

2023 Transactions

During 2023, cash advancements were made to Mr. Tam by the Operating Entity, with amounts ranging between US$12 and US$256,305. As of November 3, 2023, Mr. Tam paid off $2,202,879 owed to the Company. During the same period, Mr. Tam made loans, or payments to third parties on behalf of, the Operating Entity, Epsium HK or Epsium BVI, with amounts ranging between US$50 and US$768,915 and the total receipts of US$ 3,997,745 owed to Mr. Tam. As of December 31, 2023, the net amount owed to Mr. Tam by the Operating Entity, Epsium HK and Epsium BVI is US$8,526.

2022 Transactions

During 2022, cash advancements were made to Mr. Tam by the Operating Entity, Epsium HK or Epsium BVI with amounts ranging between US$12 and US$497,265 and the total receipts of US$2,582,565 owed by Mr. Tam. During the same period, Mr. Tam made loans, or payments to third parties on behalf of, the Operating Entity, Epsium HK or Epsium BVI, with amounts ranging between US$2 and US$42,168 and the total receipts of US$1,553,498 owed to Mr. Tam. As of December 2022, the net amount owed to Mr. Tam by Operating Entity, Epsium HK or Epsium BVI was US$1,054,833.

Imputed Interest

The outstanding balance advances from and due to Mr. Tam have no repayment terms, no interest and no maturity date, the Company accrued imputed interest for the due to related parties with 4.25% per year. For the years ended December 31, 2024, 2023 and 2022, the Company had incurred impute interest expenses with amounts of $0, $5,037 and $70,666, respectively. Such imputed interests were recorded as paid-in capital.